CONSOLIDATED BALANCE SHEETS $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents	$ 1.8	$ 10.5
Restricted cash	39.3	162.4
Accounts receivable	619.1	530.4
Contract assets	50.2	129.4
Amounts receivable from affiliated corporations	13.6	17.8
Inventories	247.2	153.4
Other current assets	122.0	116.0
Total current assets	1,093.2	1,119.9
Non-current assets
Property, plant and equipment	2,610.4	2,761.6
Intangible assets	2,162.7	2,212.0
Right-of-use assets	128.1	122.9
Goodwill	550.1	542.6
Derivative financial instruments	199.5	140.5
Investment in an affiliated corporation	1,595.0	1,595.0
Promissory note to the parent corporation	160.0	160.0
Other assets	247.9	251.3
Total non-current assets	7,653.7	7,785.9
Total assets	8,746.9	8,905.8
Current liabilities
Bank indebtedness	0.4
Accounts payable, accrued charges and provisions	629.5	568.4
Amounts payable to affiliated corporations	95.5	89.2
Deferred revenue	277.1	284.9
Deferred subsidies	39.3	162.4
Income taxes	24.5	36.0
Current portion of lease liabilities	37.3	35.0
Total current liabilities	1,103.6	1,175.9
Non-current liabilities
Long-term debt	5,318.3	5,380.1
Subordinated loan from the parent corporation	1,595.0	1,595.0
Lease liabilities	121.0	118.8
Derivative financial instruments		23.3
Deferred income taxes	715.5	762.7
Other liabilities	124.3	188.3
Total non-current liabilities	7,874.1	8,068.2
Equity
Capital stock	312.9	295.6
Deficit	(527.3)	(613.5)
Accumulated other comprehensive loss	(16.7)	(20.8)
Equity attributable to the shareholder	(231.1)	(338.7)
Non-controlling interests	0.3	0.4
Total equity	(230.8)	(338.3)
Commitments and contingencies
Total liabilities and equity	$ 8,746.9	$ 8,905.8